EMPLOYEE BENEFIT PLANS (Details) (EUR €)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014
Defined Benefits For Employees Children [Abstract]
Service cost		€ 13,000,000	€ 13,000,000	€ 14,000,000
Interest cost		14,000,000	15,000,000	20,000,000
Expected return on plan assets		(2,000,000)	(2,000,000)	(3,000,000)
Amortization of actuarial losses		11,000,000	13,000,000	11,000,000
Amortization of past service cost		1,000,000	0	0
Losses / (income) on curtailments / settlements and other expense / (income)		5,000,000	181,000,000	(3,000,000)
Net periodic pension cost		42,000,000	220,000,000	39,000,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		3.90%	3.60%	5.10%
Expected return on plan assets		3.60%	3.20%	4.90%
Rate of compensation increase		2.10%	2.40%	2.70%
Change in Projected Benefit obligation ("PBO"):
PBO, beginning of year	400,000,000	597,000,000	457,000,000	301,000,000
Acquisition/ mergers of subsidiaries		1,000,000
Service cost		13,000,000	13,000,000	14,000,000
Interest cost		14,000,000	15,000,000	20,000,000
Employee contributions		3,000,000	4,000,000	5,000,000
Actuarial loss/(gain)		61,000,000	(40,000,000)	54,000,000
Adjustment for disposal and other		1,000,000	(7,000,000)	170,000,000
Benefits paid from the Fund		(24,000,000)	(21,000,000)	(37,000,000)
Benefits paid directly by the Group		(272,000,000)	(14,000,000)	(55,000,000)
Settlements/Terminations/Curtailments		5,000,000	190,000,000	(12,000,000)
Prior service cost arising over last period		1,000,000	0	(3,000,000)
PBO, end of year		400,000,000	597,000,000	457,000,000
Change in plan assets:
Fair value of plan assets, beginning of year	63,000,000	67,000,000	69,000,000	76,000,000
Actual return on plan assets		3,000,000	0	1,000,000
Employer contributions		13,000,000	15,000,000	24,000,000
Employee contributions		3,000,000	4,000,000	5,000,000
Expenses		1,000,000	0	0
Benefits paid		(24,000,000)	(21,000,000)	(37,000,000)
Fair value of plan assets, end of year		63,000,000	67,000,000	69,000,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year		(337,000,000)	(530,000,000)	(388,000,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate		2.70%	3.90%	3.60%
Rate of compensation increase		2.20%	2.10%	2.40%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation		400,000,000	597,000,000	457,000,000
Accumulated benefit obligation		348,000,000	553,000,000	396,000,000
Fair value of plan assets		63,000,000	67,000,000	69,000,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses		182,000,000	132,000,000	175,000,000
Prior service cost		(2,000,000)	(2,000,000)	(2,000,000)
Defined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss/(Gain)		60,000,000	(37,000,000)	56,000,000
Prior Service Cost / (Credit)		1,000,000	0	(3,000,000)
(Gain)/Loss due to Curtailment/Settlement		4,000,000	2,000,000	0
Amortization of Losses / (Gains)		(14,000,000)	(5,000,000)	(20,000,000)
Amortization of Prior Service Cost		(1,000,000)	0	0
Total recognized on Other comprehensive (income)/loss		50,000,000	(40,000,000)	33,000,000
DefinedBenefitPlanDisclosureLineItems
Amount		63,000,000	67,000,000	69,000,000
Proportion		100.00%	100.00%
Defined Benefit Plan Projected Payments [Abstract]
Expected Benefits next year		36,000,000
Expected Benefits in 2 Yrs		15,000,000
Expected Benefits in 3 Yrs		20,000,000
Expected Benefits in 4 Yrs		16,000,000
Expected Benefits in 5 Yrs		12,000,000
Expected Benefits in 6th to 10th Yr		129,000,000
Voluntary Retirement Schemes [Abstract]
Total number of employees participated under Voluntary Retirement Schemes			2,500
Total expense recognized under voluntary retirement schemes			183,000,000
Total expense recognized under voluntary retirement schemes excluding unpaid leave			178,000,000
Additional Costs Of Extra Benefits Provided			2,000,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future		6,000,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	0
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	13,000,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	8,000,000
Expected Group contributions to retirement indemnities	36,000,000
Defined Contribution Plans Nbg Pension Plan [Abstract]
Banks contribution into IKA-ETAM per year for 15 years		26,000,000
Employer contribution to IKA_ETAM (post Jan 1, 1993)		13.30%
Defined Contribution Plans Nbg Auxiliary Pension Plan
Banks defined contribution rate to employees salary		9.00%
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans		271,000,000	315,000,000
Banks contribution rate to TYPET		6.25%
Employees contribution rate to TYPET		2.50%
Retired employees contributions rate to TYPET		4.00%
Retirement Indemnities
In case of dismissal the additional monthly salary is restricted to				2,000
National Bank Of Greece Lump Sum Benefit Plan [Abstract]
Contribution Rate By Employer To Benefit Plan					2.00%
Adjustment For Disposal [Abstract]
Adjustment for disposal and other		1,000,000	(7,000,000)	170,000,000
Benefit For Employees Children [Abstract]
Benefits paid for indemnities as part of the VRS		258,000,000
NBG Cyprus
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)				5,000,000
Finansbank
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)		3,000,000	2,000,000	4,000,000
NBG
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)		4,000,000
EH
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Losses/(income) on curtailments/settlements and other expense/(income)		5,000,000
Cash and due from banks
Change in plan assets:
Fair value of plan assets, beginning of year		2,000,000
Fair value of plan assets, end of year		2,000,000
DefinedBenefitPlanDisclosureLineItems
Amount		2,000,000
Proportion		3.00%	3.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum		0.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum		3.00%
Other
Change in plan assets:
Fair value of plan assets, beginning of year		65,000,000
Fair value of plan assets, end of year		61,000,000
DefinedBenefitPlanDisclosureLineItems
Amount		€ 61,000,000
Proportion		97.00%	97.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum		90.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum		97.00%